PARTY IN INTEREST TRANSACTIONS (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PARTY IN INTEREST TRANSACTIONS
Notes receivable from participants	$ 1,450,355	$ 1,313,863
Empower
PARTY IN INTEREST TRANSACTIONS
Administrative expenses	245,000	208,000
Creative Planning HoldCo LLC (CPH)
PARTY IN INTEREST TRANSACTIONS
Advisor fees	83,000	74,000
Charles Schwab
PARTY IN INTEREST TRANSACTIONS
Advisor fees	291	330
Company
PARTY IN INTEREST TRANSACTIONS
Dividend income	409,000	378,000
Net realized gains on investment	$ 1,000	$ 105,000
Company | Republic Bancorp, Inc. Common Stock (Class A)
PARTY IN INTEREST TRANSACTIONS
Number of shares held	228,914	230,966
Company | Republic Bancorp, Inc. Common Stock (Class B)
PARTY IN INTEREST TRANSACTIONS
Number of shares held	1,215	1,215